Cover	Nov. 10, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	REGENCY CENTERS CORPORATION
Entity Central Index Key	0000910606
Entity File Number	001-12298
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-3191743
Entity Address, Address Line One	One Independent Drive
Entity Address, Address Line Two	Suite 114
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202 IRinfo@regencycenters.com
City Area Code	904
Local Phone Number	598-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	REG
Security Exchange Name	NASDAQ
6.25% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Document Information [Line Items]
Security 12b Title	6.250% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	REGCP
Security Exchange Name	NASDAQ
5.875% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Document Information [Line Items]
Security 12b Title	5.875% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	REGCO
Security Exchange Name	NASDAQ
Partnership Interest [Member]
Document Information [Line Items]
Entity Registrant Name	REGENCY CENTERS, L.P.
Entity Central Index Key	0001066247
Entity File Number	0-24763
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	59-3429602
Entity Address, Address Line One	One Independent Drive
Entity Address, Address Line Two	Suite 114
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202 IRinfo@regencycenters.com
City Area Code	904
Local Phone Number	598-7000
Entity Emerging Growth Company	false